Business combination - Additional Information (Details) - USD ($) $ in Millions		5 Months Ended	12 Months Ended
	Aug. 05, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Goodwill arising on acquisition		$ 3,866	$ 3,952	$ 3,866
OCI Clean Ammonia Holding BV
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration excluding working capital adjustment	$ 2,350
Percentage of cash transferred on business combination	80.00%
Percentage of cash transferred payable on business combination	20.00%
Measurement period	12 months
Goodwill arising on acquisition	$ 255		255
Acquisition related costs				2
Profit (loss) of acquiree since acquisition date		8
Profit (loss) of combined entity as if combination occurred at beginning of period				21
Fair value of receivables		$ 715		$ 715
Identifiable intangible assets recognised as of acquisition date	$ 796
OCI Clean Ammonia Holding BV | Goodwill
Disclosure of detailed information about business combination [line items]
Increase (decrease) in intangible assets and goodwill			$ 86